REPURCHASE OF ORDINARY SHARES (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2012 CNY (¥) shares	Dec. 31, 2011 USD ($)
American Depositary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, shares of common stock approved for repurchase | $				$ 30
Repurchase of shares of the Company (in shares)	430,800	430,800	173,570
Repurchase of shares of the Company | ¥	¥ 13,875,553	¥ 13,875,553	¥ 5,521,130
Common Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchase of shares of the Company (in shares)	1,723,200	1,723,200	694,280